INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash flows from operating activities	$ 54,929	$ 27,172
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equity securities and other investments	(16,519)	(5,270)
Purchase of fixed maturity securities available-for-sale	(31,346)	(104,429)
Proceeds from maturity of fixed maturity securities held to maturity	0	11
Proceeds from sale/maturity of fixed maturity securities available-for-sale	76,131	119,123
Proceeds from sale of equity securities and other investments	7,598	14,210
Purchases of property and equipment and Intangible assets	(579)	(418)
Proceeds from sale of property and equipment	0	5
Change in term deposits	0	670
Change in short-term investments	(6,503)	38,143
Net cash flows from investing activities	28,782	62,045
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(54,703)	(41,891)
Repurchase of common shares under share repurchase program	(18,242)	(35,048)
Proceeds from issuance of common stock under Employee Stock Purchase Plan	404	0
Net cash flows used in financing activities	(72,541)	(76,939)
NET CHANGE IN CASH, AND CASH EQUIVALENTS AND RESTRICTED CASH	11,170	12,278
Cash, cash equivalents and restricted cash at the beginning of the period	204,859	168,246
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT THE END OF THE PERIOD	216,029	180,524
Supplemental Cash Flow Information:
Income tax paid	$ (386)	$ (84)